Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets	Right-of-use assets are presented in Property, plant and equipment in the statements of financial position.

For the year ended December 31, 2025	Note	Network infrastructure and equipment	Land and buildings	Total
Cost
January 1, 2025		4,421	4,999	9,420
Additions		379	473	852
Transfers		(282)	(93)	(375)
Business acquisitions		—	52	52
Lease terminations		(668)	(56)	(724)
Impairment (losses) reversals recognized in earnings	8	(8)	17	9
Reclassified to assets held for sale	17	—	(2)	(2)
December 31, 2025		3,842	5,390	9,232
Accumulated depreciation
January 1, 2025		2,397	2,470	4,867
Depreciation		461	413	874
Transfers		(141)	(20)	(161)
Lease terminations		(660)	(29)	(689)
December 31, 2025		2,057	2,834	4,891
Net carrying amount
January 1, 2025		2,024	2,529	4,553
December 31, 2025		1,785	2,556	4,341

For the year ended December 31, 2024	Note	Network infrastructure and equipment	Land and buildings	Total
Cost
January 1, 2024		4,271	4,774	9,045
Additions		444	327	771
Transfers		(245)	(5)	(250)
Business acquisitions		—	140	140
Lease terminations		(49)	(141)	(190)
Impairment losses recognized in earnings	8	—	(86)	(86)
Reclassified to assets held for sale	17	—	(10)	(10)
December 31, 2024		4,421	4,999	9,420
Accumulated depreciation
January 1, 2024		2,103	2,216	4,319
Depreciation		464	384	848
Transfers		(135)	2	(133)
Lease terminations		(35)	(132)	(167)
December 31, 2024		2,397	2,470	4,867
Net carrying amount
January 1, 2024		2,168	2,558	4,726
December 31, 2024		2,024	2,529	4,553

Disclosure of additional information about leasing activities for lessee
The following table provides the expenses related to leases recognized in net earnings.

For the year ended December 31	2025	2024
Interest expense on lease liabilities	194	218
Variable lease payment expenses not included in the measurement of lease liabilities	112	116
Expenses for leases of low value assets	77	69
Expenses for short-term leases	31	31